Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2020
Capital and Reserves [Abstract]
Schedule of share capital and share premium
For the six months ended
June 30, 2020
Thousands USD
Issued for cash, net of issuance expenses	45,769
Conversion of convertible notes into ordinary shares during the period	1,935
Exercise of warrants and options into ordinary shares during the period	5,153
Total	52,857